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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Kidron Capital LLC
Address: 601 Carlson Parkway
         Suite 730
         Minnetonka, MN 55305

Form 13F File Number: 028-11591

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Charles M. Webster
Title: Managing Member
Phone: (952) 404-2309

Signature, Place, and Date of Signing:

  /s/ Charles M. Webster    Minnetonka, Minnesota        August 11, 2006
 ------------------------  ------------------------  ------------------------
       [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 13

Form 13F Information Table Value Total: $218,058
                                        ----------
                                        (thousands)

List of Other Included Managers:

None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                                      2

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
                                                                                                           Voting Authority
                                                                                                          -------------------
Name of Issuer                  Title of Class   CUSIP   Value (X$1000) SH/PRN AMT Inv. Discr. Other Mgrs  Sole   Shared None
------------------------------- -------------- --------- -------------- ---------- ----------- ---------- ------- ------ ----
Aon Corp.                       Common         037389103     38365       1101800   Sole                   1101800
Aptar Group                     Common         038336103      9996        201500   Sole                    201500
Bright Horizon Family Solutions Common         109195107     18521        491400   Sole                    491400
CH Robinson Worldwide Inc.      Common         12541W209     14146        265400   Sole                    265400
Dell Inc                        Common         24702R101     12352        505000   Sole                    505000
Encore Capital Group Inc.       Common         292554102     12382       1009100   Sole                   1009100
Euronet Worldwide Inc.          Common         298736109     20804        542200   Sole                    542200
FirstService Corp               Common         33761N109     17798        668100   Sole                    668100
International Speedway          CL A           460335201      5671        122300   Sole                    122300
Paychex Inc.                    Common         704326107     12509        320900   Sole                    320900
School Specialty Inc.           Common         807863105     22515        706900   Sole                    706900
UAP Holding Corp.               Common         903441103     26925       1234541   Sole                   1234541
Valspar Corp                    Common         920355104      6074        230000   Sole                    230000